Capital and reserves - Dividends (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 CNY (¥)
Capital and reserves
Dividends declared		$ 128,800,000	¥ 306,255,000	$ 47,178,000	¥ 0
Dividends paid	¥ 370,787,000	$ 53,640,000			¥ 0
Dividends per share		$ 0.043		$ 0.039
Final dividends per share		$ 0.103